Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis [Table Text Block]
	March 31, 2013
	Fair Value Measurements
		(Unaudited)
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229
Investment in unconsolidated entities (Shandong Media)	$-	$-	$-	$-

Liabilities
Warrant liabilities	$-	$-	$903,785	$903,785
Contingent purchase price consideration, current (see Note 9)	$-	$-	$389,452	$389,452
Contingent purchase price consideration, noncurrent (see Note 9)	$-	$-	$389,452	$389,452

	December 31, 2012
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229
Investment in unconsolidated entities (Shandong Media)	-	-	-

Liabilities
Warrant liabilities	$-	$-	$878,380	$878,380
Contingent purchase price consideration, current (see Note 13)	-	-	368,628	368,628
Contingent purchase price consideration, noncurrent (see Note 13)	-	-	368,628	368,628

	December 31, 2011
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale securities	$2,229	$-	$-	$2,229

Liabilities
Contingent purchase price consideration, current (see Note 13)	$-	$-	$1,091,571	$1,091,571
Contingent purchase price consideration, noncurrent (see Note 13)	-	-	2,267,518	2,267,518

Components Effecting Change in Fair Value [Table Text Block]
	Level 3 Assets and Liabilities
	For the Three Months Ended March 31, 2013

		Purchases, sales
		and issuances	Unrealized
	1/1/2013	and settlements	(gain) / loss	3/31/2013

Liabilities:
Warrant liabilities	$878,380	$-	$25,405	$903,785
Contingent purchase price consideration	$737,256	$-	$41,648	$778,904

	Level 3 Assets and Liabilities
	For the Years Ended December 31, 2010, 2011 and 2012

				Purchases, sales
		Unrealized		and issuances	Unrealized
	12/31/2010	(gain) / loss	12/31/2011	and settlements	(gain) / loss	12/31/2010
Liabilities:
Warrant Liability	$-	-	$-	1,525,682	(647,302)	$878,380
Contingent purchase price consideration	$3,362,105	(3,016)	$3,359,089	(1,308,390)	(1,313,443)	$737,256

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]
	Quantitative Information about Level 3 Fair Value Measurements
	For the Three Months Ended March 31, 2013

	Fair Value at	Valuation	Unobservable
	3/31/2013	Techniques	Inputs	Input

Warrant liabilities	$903,785	Monte Carlo Simulation Method	Risk-free rate of interest	0.638%
			Expected volatility	75%
			Expected life (years)	4.42
			Expected dividend yield	0%

Contingent consideration	$778,904	Black-Scholes Merton Model	Risk-free rate of interest	0.570%
			Expected volatility	75%
			Expected life (years)	4.00
			Expected dividend yield	0%

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	12/31/2012	Techniques	Inputs	Input

Warrant Liability	878,380	Monte Carlo Simulation Method	Risk Free rate of interest	0. 77%
			Expected volatility	75%
			Expected life (years)	4.67%
			Expected dividend yield	0%

Contingent consideration	737,256	Black-Scholes Merton Model	Risk Free rate of interest	0.540%
			Expected volatility	75%
			Expected life (years)	3.50%
			Expected dividend yield	0%

Schedule of Fair Value Assumptions [Table Text Block]
	December 31,	December 31,
	2012	2011
	(Black-Scholes)	(Monte Carlo)
Risk-free interest rate	0.45%	0.41%
Expected volatility	75%	75%
Expected life	3.5 years	4 years
Expected dividend yield	0%	0%